NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Noncontrolling Interests [Abstract]
Disclosure Of Detailed Information About Noncontrolling Interests [Table Text Block]
2020
US$’000
IVS Bulk

Current assets	11,000
Non-current assets	252,447
Current liabilities	(15,428)
Non-current liabilities	(104,264)

Equity attributable to owners of the Company	98,990
Non-controlling interests	44,765
143,755

Revenue	27,620
Cost of sales	(30,050)
Gross loss	(2,430)
Administration expenses	(968)
Interest received	28
Interest paid	(4,568)
Tax expense	(11)
Loss for the year, representing total comprehensive loss for the year	(7,949)

Loss attributable to the owners of the Company, representing total comprehensive loss for the year	(5,312)
Loss attributable to the non-controlling interests, representing total comprehensive loss for the year	(2,637)
Loss for the year, representing total comprehensive loss for the year	(7,949)

Net cash inflow from operating activities	424
Net cash outflow from financing activities	(6,830)
(6,406)

	2021	2020
	US$’000	US$’000

Balance at 1 January	41,782	-
Non-controlling interest arising on the acquisition of IVS Bulk Pte. Ltd. (Note 39.1)	-	44,087
Acquisition of the non-controlling interest of IVS Bulk Pte. Ltd. (Note 39.1)	(52,339)	-
Share of profit (loss) for the year	10,557	(2,637)
Adjustments	-	332
Balance at 31 December	-	41,782